Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000152359 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage Fund
Class Name	Class I
Trading Symbol	VARBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class I/VARBX)	$90	1.78%[1]
1	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%	[1]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
We are pleased to report that the First Trust Merger Arbitrage Fund (or the “Fund”) delivered another year of positive absolute returns. This marked our 26th positive calendar year with no down years, continuing our track record of preserving capital and providing investors non-correlated performance across market cycles. Throughout the year, the Fund remained focused on delivering non-correlated returns while navigating a merger and acquisition (M&A) environment that continued to be challenged by macroeconomic uncertainty and an evolving political and regulatory landscape.
Deal activity during the fiscal year remained uneven, with overall deal volume constrained and select large-cap transactions exhibiting elevated risk, particularly where regulatory scrutiny and geopolitical considerations were significant. The Fund maintained its disciplined investment approach, emphasizing fully financed transactions with clearly defined timelines, attractive asymmetric risk/reward profiles, and a high probability of deal completion. Portfolio construction reflected a diversified mix of both strategic and financial buyer-driven transactions, consistent with the Fund’s long-term objectives. Rather than pursuing higher headline spreads associated with lower-quality or more complex deals, the Fund continued to prioritize deals with a higher certainty of close.
Arbitrage spreads remained relatively resilient despite periods of broader market volatility, allowing the Fund to selectively deploy capital without compromising its risk framework. We believe this continued focus on quality, diversification, and disciplined underwriting positions the Fund well to pursue compelling risk-adjusted returns. While the broader M&A backdrop remains fluid, we are encouraged by signs of improving conditions and remain hopeful for a more constructive arbitrage environment. As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class I/VARBX)	5.46%	4.10%	3.77%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,578,245,482
Holdings Count | Holding	205
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,578,245,482
Total number of portfolio holdings	205
Portfolio turnover rate as of the end of the reporting period	194%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Chart Industries, Inc.	7.1%
Hologic, Inc.	5.4%
Sealed Air Corp.	5.3%
Masimo Corp.	4.5%
Electronic Arts, Inc.	4.4%
Tri Pointe Homes, Inc.	4.0%
National Storage Affiliates Trust - REIT	3.7%
Air Lease Corp.	3.4%
Clearwater Analytics Holdings, Inc. - Class A	2.7%
Terns Pharmaceuticals, Inc.	2.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Chart Industries, Inc.	7.1%
Hologic, Inc.	5.4%
Sealed Air Corp.	5.3%
Masimo Corp.	4.5%
Electronic Arts, Inc.	4.4%
Tri Pointe Homes, Inc.	4.0%
National Storage Affiliates Trust - REIT	3.7%
Air Lease Corp.	3.4%
Clearwater Analytics Holdings, Inc. - Class A	2.7%
Terns Pharmaceuticals, Inc.	2.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000248222 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage Fund
Class Name	Class C
Trading Symbol	VARCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class C/VARCX)	$138	2.74%[1]
1	Annualized.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	2.74%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
We are pleased to report that the First Trust Merger Arbitrage Fund (or the “Fund”) delivered another year of positive absolute returns. This marked our 26th positive calendar year with no down years, continuing our track record of preserving capital and providing investors non-correlated performance across market cycles. Throughout the year, the Fund remained focused on delivering non-correlated returns while navigating a merger and acquisition (M&A) environment that continued to be challenged by macroeconomic uncertainty and an evolving political and regulatory landscape.
Deal activity during the fiscal year remained uneven, with overall deal volume constrained and select large-cap transactions exhibiting elevated risk, particularly where regulatory scrutiny and geopolitical considerations were significant. The Fund maintained its disciplined investment approach, emphasizing fully financed transactions with clearly defined timelines, attractive asymmetric risk/reward profiles, and a high probability of deal completion. Portfolio construction reflected a diversified mix of both strategic and financial buyer-driven transactions, consistent with the Fund’s long-term objectives. Rather than pursuing higher headline spreads associated with lower-quality or more complex deals, the Fund continued to prioritize deals with a higher certainty of close.
Arbitrage spreads remained relatively resilient despite periods of broader market volatility, allowing the Fund to selectively deploy capital without compromising its risk framework. We believe this continued focus on quality, diversification, and disciplined underwriting positions the Fund well to pursue compelling risk-adjusted returns. While the broader M&A backdrop remains fluid, we are encouraged by signs of improving conditions and remain hopeful for a more constructive arbitrage environment. As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class C/VARCX)[1,2]	3.43%	3.01%	2.67%
First Trust Merger Arbitrage Fund (Class C/VARCX) - excluding sales load[2]	4.42%	3.01%	2.67%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
[1]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[2]
Class C shares commenced operations on January 31, 2024.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

Performance Inception Date	Jan. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,578,245,482
Holdings Count | Holding	205
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,578,245,482
Total number of portfolio holdings	205
Portfolio turnover rate as of the end of the reporting period	194%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Chart Industries, Inc.	7.1%
Hologic, Inc.	5.4%
Sealed Air Corp.	5.3%
Masimo Corp.	4.5%
Electronic Arts, Inc.	4.4%
Tri Pointe Homes, Inc.	4.0%
National Storage Affiliates Trust - REIT	3.7%
Air Lease Corp.	3.4%
Clearwater Analytics Holdings, Inc. - Class A	2.7%
Terns Pharmaceuticals, Inc.	2.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Chart Industries, Inc.	7.1%
Hologic, Inc.	5.4%
Sealed Air Corp.	5.3%
Masimo Corp.	4.5%
Electronic Arts, Inc.	4.4%
Tri Pointe Homes, Inc.	4.0%
National Storage Affiliates Trust - REIT	3.7%
Air Lease Corp.	3.4%
Clearwater Analytics Holdings, Inc. - Class A	2.7%
Terns Pharmaceuticals, Inc.	2.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000152358 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage Fund
Class Name	Class A
Trading Symbol	VARAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class A/VARAX)	$104	2.07%[1]
1	Annualized.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.07%	[3]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
We are pleased to report that the First Trust Merger Arbitrage Fund (or the “Fund”) delivered another year of positive absolute returns. This marked our 26th positive calendar year with no down years, continuing our track record of preserving capital and providing investors non-correlated performance across market cycles. Throughout the year, the Fund remained focused on delivering non-correlated returns while navigating a merger and acquisition (M&A) environment that continued to be challenged by macroeconomic uncertainty and an evolving political and regulatory landscape.
Deal activity during the fiscal year remained uneven, with overall deal volume constrained and select large-cap transactions exhibiting elevated risk, particularly where regulatory scrutiny and geopolitical considerations were significant. The Fund maintained its disciplined investment approach, emphasizing fully financed transactions with clearly defined timelines, attractive asymmetric risk/reward profiles, and a high probability of deal completion. Portfolio construction reflected a diversified mix of both strategic and financial buyer-driven transactions, consistent with the Fund’s long-term objectives. Rather than pursuing higher headline spreads associated with lower-quality or more complex deals, the Fund continued to prioritize deals with a higher certainty of close.
Arbitrage spreads remained relatively resilient despite periods of broader market volatility, allowing the Fund to selectively deploy capital without compromising its risk framework. We believe this continued focus on quality, diversification, and disciplined underwriting positions the Fund well to pursue compelling risk-adjusted returns. While the broader M&A backdrop remains fluid, we are encouraged by signs of improving conditions and remain hopeful for a more constructive arbitrage environment.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class A/VARAX)	0.56%	2.58%	2.83%
First Trust Merger Arbitrage Fund (Class A/VARAX) - excluding sales load[1]	5.27%	3.80%	3.45%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
[1]
Prior to November 18, 2024, returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase to the extent a finder's fee was paid on the sale of such shares. There are no sales charges on investments of $250,000. On sales of $25,000 or more, the sales charge will be reduced. Prior to November 18, 2024, the CDSC was 1.00%.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,578,245,482
Holdings Count | Holding	205
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,578,245,482
Total number of portfolio holdings	205
Portfolio turnover rate as of the end of the reporting period	194%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Chart Industries, Inc.	7.1%
Hologic, Inc.	5.4%
Sealed Air Corp.	5.3%
Masimo Corp.	4.5%
Electronic Arts, Inc.	4.4%
Tri Pointe Homes, Inc.	4.0%
National Storage Affiliates Trust - REIT	3.7%
Air Lease Corp.	3.4%
Clearwater Analytics Holdings, Inc. - Class A	2.7%
Terns Pharmaceuticals, Inc.	2.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Chart Industries, Inc.	7.1%
Hologic, Inc.	5.4%
Sealed Air Corp.	5.3%
Masimo Corp.	4.5%
Electronic Arts, Inc.	4.4%
Tri Pointe Homes, Inc.	4.0%
National Storage Affiliates Trust - REIT	3.7%
Air Lease Corp.	3.4%
Clearwater Analytics Holdings, Inc. - Class A	2.7%
Terns Pharmaceuticals, Inc.	2.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000174208 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Fund
Class Name	Class A
Trading Symbol	FTMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class A/FTMAX)	$90	1.80%[1]
1	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%	[4]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, the First Trust Multi-Strategy Fund (or the “Fund”) remained steadfast in its dual mandate of delivering a low-volatility, low-correlation return profile independent of traditional equity and bond markets, while providing a monthly income distribution at an annualized rate of 6.00%. This is achieved through the combined performance of three differentiated and complementary sub-strategies: merger arbitrage, options writing, and structured debt. The merger arbitrage strategy was a consistent contributor throughout the year, generating positive returns for the year. The Fund avoided any material losses through prudent deal selection and active risk management during the year.
The Fund’s options writing strategy capitalized on the volatility risk premium (VRP) through systematic sales of cash-secured puts on the S&P 500 Index. Despite some volatile periods in which the spread between implied and realized volatility was lower than its historic range, the strategy contributed positively to the overall return of the Fund as expected in a rising equity market.
The structured debt strategy expanded beyond collateralized loan obligations (CLOs) over the past year to included Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset-Backed Securities (ABS). This expansion enhanced portfolio diversification while providing low correlation to the public markets. We are pleased that each strategy not only contributed to the Fund meeting its return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class A/FTMAX)	0.92%	2.78%	3.23%
First Trust Multi-Strategy Fund (Class A/FTMAX)—excluding sales load[1]	5.67%	3.84%	3.76%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)	11.00%	6.23%	8.02%
ICE BofA Merrill Lynch 3 Month US Treasury Bill Index	4.03%	3.36%	2.27%
[1]
Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Prior to August 22, 2022, returns shown did not include payment of sales load of 5.00% of offering price which was reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase to the extent a finder's fee was paid on the sale of such shares. There are no sales charges on investments of $250,000. On sales of $25,000 or more, the sales charge will be reduced. Returns shown include Rule 12b-1 fees of up to 0.25%.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,293,802,108
Holdings Count | Holding	710
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,293,802,108
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/26	16.5%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 6/30/26	11.6%
Chart Industries, Inc.	1.4%
Hologic, Inc.	1.1%
Sealed Air Corp.	1.1%
Masimo Corp.	0.9%
Electronic Arts, Inc.	0.9%
Tri Pointe Homes, Inc.	0.8%
National Storage Affiliates Trust - REIT	0.7%
Air Lease Corp.	0.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/26	16.5%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 6/30/26	11.6%
Chart Industries, Inc.	1.4%
Hologic, Inc.	1.1%
Sealed Air Corp.	1.1%
Masimo Corp.	0.9%
Electronic Arts, Inc.	0.9%
Tri Pointe Homes, Inc.	0.8%
National Storage Affiliates Trust - REIT	0.7%
Air Lease Corp.	0.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000239642 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Fund
Class Name	Class C
Trading Symbol	FTMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class C/FTMCX)	$128	2.56%[1]
1	Annualized.

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.56%	[5]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, the First Trust Multi-Strategy Fund (or the “Fund”) remained steadfast in its dual mandate of delivering a low-volatility, low-correlation return profile independent of traditional equity and bond markets, while providing a monthly income distribution at an annualized rate of 6.00%. This is achieved through the combined performance of three differentiated and complementary sub-strategies: merger arbitrage, options writing, and structured debt. The merger arbitrage strategy was a consistent contributor throughout the year, generating positive returns for the year. The Fund avoided any material losses through prudent deal selection and active risk management during the year.
The Fund’s options writing strategy capitalized on the volatility risk premium (VRP) through systematic sales of cash-secured puts on the S&P 500 Index. Despite some volatile periods in which the spread between implied and realized volatility was lower than its historic range, the strategy contributed positively to the overall return of the Fund as expected in a rising equity market.
The structured debt strategy expanded beyond collateralized loan obligations (CLOs) over the past year to included Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset-Backed Securities (ABS). This expansion enhanced portfolio diversification while providing low correlation to the public markets. We are pleased that each strategy not only contributed to the Fund meeting its return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class C/FTMCX)[1,2]	3.93%	3.06%	2.98%
First Trust Multi-Strategy Fund (Class C/FTMCX)—excluding sales load[1,2]	4.93%	3.06%	2.98%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)	11.00%	6.23%	8.02%
ICE BofA Merrill Lynch 3 Month US Treasury Bill Index	4.03%	3.36%	2.27%
[1]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[2]
Class C shares commenced operations on November 14, 2022.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

Performance Inception Date	Nov. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,293,802,108
Holdings Count | Holding	710
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,293,802,108
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/26	16.5%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 6/30/26	11.6%
Chart Industries, Inc.	1.4%
Hologic, Inc.	1.1%
Sealed Air Corp.	1.1%
Masimo Corp.	0.9%
Electronic Arts, Inc.	0.9%
Tri Pointe Homes, Inc.	0.8%
National Storage Affiliates Trust - REIT	0.7%
Air Lease Corp.	0.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/26	16.5%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 6/30/26	11.6%
Chart Industries, Inc.	1.4%
Hologic, Inc.	1.1%
Sealed Air Corp.	1.1%
Masimo Corp.	0.9%
Electronic Arts, Inc.	0.9%
Tri Pointe Homes, Inc.	0.8%
National Storage Affiliates Trust - REIT	0.7%
Air Lease Corp.	0.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000174209 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Fund
Class Name	Class I
Trading Symbol	FTMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class I/FTMIX)	$80	1.60%[1]
1	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%	[6]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, the First Trust Multi-Strategy Fund (or the “Fund”) remained steadfast in its dual mandate of delivering a low-volatility, low-correlation return profile independent of traditional equity and bond markets, while providing a monthly income distribution at an annualized rate of 6.00%. This is achieved through the combined performance of three differentiated and complementary sub-strategies: merger arbitrage, options writing, and structured debt. The merger arbitrage strategy was a consistent contributor throughout the year, generating positive returns for the year. The Fund avoided any material losses through prudent deal selection and active risk management during the year.
The Fund’s options writing strategy capitalized on the volatility risk premium (VRP) through systematic sales of cash-secured puts on the S&P 500 Index. Despite some volatile periods in which the spread between implied and realized volatility was lower than its historic range, the strategy contributed positively to the overall return of the Fund as expected in a rising equity market.
The structured debt strategy expanded beyond collateralized loan obligations (CLOs) over the past year to included Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset-Backed Securities (ABS). This expansion enhanced portfolio diversification while providing low correlation to the public markets. We are pleased that each strategy not only contributed to the Fund meeting its return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class I/FTMIX)	5.95%	4.13%	4.06%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)	11.00%	6.23%	8.02%
ICE BofA Merrill Lynch 3 Month US Treasury Bill Index	4.03%	3.36%	2.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,293,802,108
Holdings Count | Holding	710
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,293,802,108
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/26	16.5%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 6/30/26	11.6%
Chart Industries, Inc.	1.4%
Hologic, Inc.	1.1%
Sealed Air Corp.	1.1%
Masimo Corp.	0.9%
Electronic Arts, Inc.	0.9%
Tri Pointe Homes, Inc.	0.8%
National Storage Affiliates Trust - REIT	0.7%
Air Lease Corp.	0.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/26	16.5%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 6/30/26	11.6%
Chart Industries, Inc.	1.4%
Hologic, Inc.	1.1%
Sealed Air Corp.	1.1%
Masimo Corp.	0.9%
Electronic Arts, Inc.	0.9%
Tri Pointe Homes, Inc.	0.8%
National Storage Affiliates Trust - REIT	0.7%
Air Lease Corp.	0.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.